Description of Business	12 Months Ended			9 Months Ended
	Jul. 31, 2013	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Dec. 31, 2012 Cortelco Systems Holding Corp [Member]	Sep. 30, 2013 Inventergy Inc [Member]
Description of Business
1.	Description of Business

eOn Communications Corporation™ and subsidiaries (“eOn” or the “Company”) is a provider of communications solutions. Backed with over 20 years of telecommunications expertise, the Company’s solutions enable customers to use its technologies in order to communicate more effectively. Through its wholly-owned subsidiary, Cortelco Systems Holding Corp. (“Cortelco”), the Company provides commercial grade telephone products primarily for use in businesses, government agencies, colleges and universities, telephone companies, and utilities. Cortelco sells primarily through large national distributors with whom it has long-term relationships. Through its majority-owned subsidiary, Cortelco Systems Puerto Rico (“CSPR”), the Company provides sales and service of integrated communications systems, data equipment, security products, and telephony billing services.

2.	Description of Business

The Company provides communications solutions backed with over 20 years of telecommunications expertise. The Company’s solutions enable customers to use its technologies in order to communicate more effectively. Cortelco provides commercial grade telephone products primarily for use in businesses, government agencies, colleges and universities, telephone companies, and utilities. Cortelco sells primarily through large national distributors with whom it has long-term relationships. CSPR provides sales and service of integrated communications systems, data equipment, security products, and telephony billing services.

1.       Organization

Inventergy, LLC (the "Company"), a Delaware limited liability company, was organized as Silicon Turbine Systems, LLC on January 12, 2012 and commenced operations on such date. Effective March 29, 2012, the Company was renamed to Inventergy, LLC. The Company has been organized for the purpose of purchasing and licensing intellectual property patents. The Company is headquartered in Cupertino, California.

1.        Organization

Inventergy, Inc. (the "Company"), a Delaware corporation, was organized as Silicon Turbine Systems, LLC on January 12, 2012 and commenced operations on such date. Effective March 29, 2012, the Company was renamed Inventergy, LLC. Effective February 4, 2013, the Company was reorganized and converted from a Delaware limited liability company to a Delaware corporation under the name Inventergy, Inc. The Company has been organized for the purpose of purchasing and licensing intellectual property patents. The Company is headquartered in Cupertino, California.